UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

Regal Total Return Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 61.7%
	COMMUNICATIONS – 3.3%
8,331	America Movil S.A.B. de C.V. - ADR	$102,471
628	Baidu, Inc. - ADR*	103,250
2,122	China Mobile Ltd. - ADR	111,256
85	Priceline Group, Inc.*	124,615
4,465	Twenty-First Century Fox, Inc. - Class A	125,199
1,185	Walt Disney Co.	123,501
2,032	YY, Inc. - ADR*	80,101
		770,393
	CONSUMER DISCRETIONARY – 10.1%
3,719	BorgWarner, Inc.	146,677
6,147	Carnival Corp.	320,013
12,070	GameStop Corp. - Class A	304,888
4,162	Hanesbrands, Inc.	89,774
5,139	Lowe's Cos., Inc.	365,486
2,632	McDonald's Corp.	320,367
1,420	Polaris Industries, Inc.	116,994
1,053	Ralph Lauren Corp.	95,107
6,380	Swatch Group A.G. - ADR	98,794
6,100	VF Corp.	325,435
7,959	Vipshop Holdings Ltd. - ADR*	87,629
2,099	Williams-Sonoma, Inc.	101,571
		2,372,735
	CONSUMER STAPLES – 7.2%
2,561	Archer-Daniels-Midland Co.	116,910
1,680	Bunge Ltd.	121,363
8,010	Cal-Maine Foods, Inc.	353,842
928	Diageo PLC - ADR	96,456
3,588	Procter & Gamble Co.	301,679
4,323	Target Corp.	312,250
2,122	Unilever PLC - ADR	86,365
4,579	Wal-Mart Stores, Inc.	316,501
		1,705,366
	ENERGY – 5.5%
2,064	Baker Hughes, Inc.	134,098
7,087	Canadian Solar, Inc.*	86,320
981	Core Laboratories N.V.	117,759
3,338	FMC Technologies, Inc.*	118,599
2,216	Halliburton Co.	119,864
1,701	Helmerich & Payne, Inc.	131,657
8,125	Nabors Industries Ltd.	133,250
2,926	National Oilwell Varco, Inc.	109,549
1,310	Schlumberger Ltd.	109,975

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,358	Tesoro Corp.	$118,757
8,195	Transocean Ltd.*	120,794
		1,300,622
	FINANCIALS – 9.3%
3,427	Altisource Portfolio Solutions S.A.*	91,124
2,131	Bank of Nova Scotia	118,654
739	Berkshire Hathaway, Inc. - Class B*	120,442
1,645	Capital One Financial Corp.	143,510
7,015	GATX Corp.	431,984
3,140	Lazard Ltd. - Class A	129,023
8,421	Maiden Holdings Ltd.	146,946
10,487	Net 1 UEPS Technologies, Inc.*	120,391
2,265	Prologis, Inc. - REIT	119,569
1,486	State Street Corp.	115,492
4,102	T. Rowe Price Group, Inc.	308,717
2,371	Toronto-Dominion Bank	116,985
1,466	Visa, Inc. - Class A	114,377
3,764	Weyerhaeuser Co. - REIT	113,259
		2,190,473
	HEALTH CARE – 12.1%
8,170	Abbott Laboratories	313,810
4,659	AbbVie, Inc.	291,746
850	Alexion Pharmaceuticals, Inc.*	103,997
504	Allergan PLC*	105,845
730	Amgen, Inc.	106,733
1,943	Becton, Dickinson and Co.	321,664
353	Biogen, Inc.*	100,104
1,254	Express Scripts Holding Co.*	86,263
1,171	Gilead Sciences, Inc.	83,855
2,263	GlaxoSmithKline PLC - ADR	87,148
1,658	ICON PLC*	124,682
9,209	Insys Therapeutics, Inc.*	84,723
934	Laboratory Corp. of America Holdings*	119,907
549	McKesson Corp.	77,107
1,390	Novartis AG - ADR	101,248
10,095	Pfizer, Inc.	327,886
2,320	Sanofi - ADR	93,821
559	Shire PLC - ADR	95,242
1,016	Taro Pharmaceutical Industries Ltd.*	106,954
2,314	Zoetis, Inc.	123,868
		2,856,603

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 4.5%
2,632	AerCap Holdings N.V.*	$109,518
2,070	Anixter International, Inc.*	167,773
1,261	Deere & Co.	129,933
1,675	Eaton Corp. PLC	112,376
3,094	Greenbrier Cos., Inc.	128,556
1,257	W.W. Grainger, Inc.	291,938
1,837	WESCO International, Inc.*	122,252
		1,062,346
	MATERIALS – 5.2%
1,746	3M Co.	311,783
1,199	Agrium, Inc.	120,560
2,067	Air Products & Chemicals, Inc.	297,276
1,210	Monsanto Co.	127,304
3,831	Mosaic Co.	112,363
6,369	Potash Corp. of Saskatchewan, Inc.	115,215
3,724	Tenaris S.A. - ADR	132,984
		1,217,485
	TECHNOLOGY – 3.2%
10,684	Cisco Systems, Inc.	322,870
4,120	KLA-Tencor Corp.	324,162
1,191	NXP Semiconductors N.V.*	116,730
		763,762
	UTILITIES – 1.3%
4,071	Pinnacle West Capital Corp.	317,660

	TOTAL COMMON STOCKS (Cost $13,939,775)	14,557,445

	EXCHANGE-TRADED FUNDS – 21.4%
7,508	iShares 10+ Year Credit Bond ETF	440,720
8,550	iShares Floating Rate Bond ETF	433,742
7,880	iShares iBoxx $High Yield Corporate Bond ETF	682,014
8,625	iShares Intermediate Credit Bond ETF	933,139
6,411	iShares JP Morgan USD Emerging Markets Bond ETF	706,620
13,269	iShares MBS ETF	1,411,025
17,000	PowerShares DB U.S. Dollar Index Bullish Fund*	449,820

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,144,936)	5,057,080

	SHORT-TERM INVESTMENTS – 16.6%
3,923,091	Fidelity Institutional Goverment Portfolio Fund, 0.40%[1]	3,923,091

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,923,091)	3,923,091

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

TOTAL INVESTMENTS – 99.7% (Cost $23,007,802)	23,537,616
Other assets in Excess of liabilities – 0.3%	71,130

TOTAL NET ASSETS –100.0%	$23,608,746

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Note 1 – Organization
Regal Total Return Fund (the ''Fund'') was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the "Trust") which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter ("OTC") market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund's returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

(c) Exchange Traded Funds ("ETFs")
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Federal Income Taxes
At December 31, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$23,023,362

Gross unrealized appreciation	$1,179,806
Gross unrealized depreciation	(665,552)

Net unrealized appreciation on investments	$514,254

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$14,557,445	$-	$-	$14,557,445
Exchange-Traded Funds	5,057,080	-	-	5,057,080
Short-Term Investments	3,923,091	-	-	3,923,091
Total Investments	$23,537,616	$-	$-	$23,537,616

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	3/01/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	3/01/17

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	3/01/17

*	Print the name and title of each signing officer under his or her signature.